Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials	$ 143,990	$ 149,574	$ 126,526
Work in process	331,782	321,695	280,216
Finished goods	117,237	151,410	57,474
Inventories	593,009	622,679	464,216
Cost of inventories recognised as an expense	$ 6,400	$ 46,900	$ 3,700